Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible assets

24.	Intangible assets

	Rights and Concessions (*)	Software	Goodwill	Total
Balance at January 1, 2020	19,168	242	63	19,473
Addition	31	88	-	119
Capitalized borrowing costs	-	1	-	1
Write-offs	(173)	(3)	-	(176)
Transfers	(2)	(1)	(26)	(29)
Amortization	(8)	(58)	-	(66)
Impairment recognition	-	(6)	(6)	(12)
Cumulative translation adjustment	(4,302)	(53)	(7)	(4,362)
Balance at December 31, 2020	14,714	210	24	14,948
Cost	14,803	1,245	24	16,072
Accumulated amortization and impairment	(89)	(1,035)	-	(1,124)
Balance at December 31, 2020	14,714	210	24	14,948
Addition	106	165	-	271
Capitalized borrowing costs	-	5	-	5
Write-offs	(12)	(3)	-	(15)
Transfers	(94)	3	-	(91)
Signature Bonuses Transfers	(11,629)	-	-	(11,629)
Amortization	(6)	(54)	-	(60)
Impairment reversal	-	1	-	1
Cumulative translation adjustment	(384)	(19)	(2)	(405)
Balance at December 31, 2021	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	-	(1,062)
Balance at December 31, 2021	2,695	308	22	3,025
Estimated useful life in years	(**)	5	Indefinite
(*)	It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
(**)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

24.1.	Surplus volumes of Transfer of Rights Agreement

Búzios

On November 6, 2019, the ANP held the Bidding Round for the Surplus Volume of the Transfer of Rights Agreement, when the Company acquired a 90% interest in the exploration and production rights of the surplus volume of Búzios field, in the pre-salt layer of Santos basin, in partnership with CNODC Brasil Petróleo e Gás Ltda. (5%) and CNOOC Petroleum Brasil Ltda. (5%).

The signature bonus corresponding to the Company's interest in the amount of US$ 14,912 was paid in the last quarter of 2019 and Production Sharing Contract was signed with PPSA, MME and ANP in the first quarter of 2020.

a) Búzios Co-participation Agreement

On June 11, 2021, the Company signed with Pré-sal Petróleo S.A. (PPSA) and its partners CNODC and CNOOC a Co-participation Agreement (Agreement) for Búzios field, to regulate the coexistence of the Transfer of Rights Agreement and the Production Sharing Contract for the surplus volume of the Búzios field. The total compensation due to the Transfer of Rights Agreement (100% Petrobras) by the Production Sharing Contract is US$ 29 billion, which will be recovered in cost oil by the contractors.

The amount was calculated based on the Ordinance 213/2019 of MME guidelines and took into account current market parameters, as well as the deferral of the production of the volume contracted under the Transfer of Rights regime, in order to maximize the Net Present Value (NPV) of the Brazilian Government and maintain Petrobras' NPV calculated based on the effective date of the Co-participation Agreement.

According to the agreement for the formation of the consortium to participate in the bid which occurred in 2019, the amount of US$ 2.9 billion was paid by the partners CNODC and CNOOC to Petrobras in August 2021, after conditions precedent were met, including the approval by the ANP. Thus, the contract became effective on September 1, 2021.

On this date, the partial disposition of the undivided economic interest of assets associated with Búzios field was carried out, including the part of the signature bonus paid by Petrobras for this field, in exchange for financial compensation, resulting in a transaction analogous to a sale.

The partners and PPSA defined the Development Plan for the field, which is expected to result in a recoverable volume of 10,346 million barrels of oil equivalent during the term of the Agreement, which expires in September 2050. This recoverable volume results in participations in the co-participated area of 26% for the Transfer of Rights Agreement and 74% for the Production Sharing Agreement. Considering the participation of each company in its respective contract and the participation of each contract in the co-participated area, the participation in the area is 92.6594% for Petrobras and 3.6703% for each of the partners.

b) Reimbursement of expenses

Expenses incurred by Petrobras in the ordinary operations of the bidding area for the benefit of the consortium, made prior to the start of the Agreement and not included in the total compensation amount, in the estimated amount of US$ 57 (R$ 316 million), will be reimbursed to Petrobras by the partners CNODC and CNOOC.

c) Exercise of partners’ call option

Within 30 days after the Agreement's effective date, Petrobras' partners in the consortium had the right to exercise a call option, provided for in the agreement that established the consortium for bidding in 2019, to acquire, each of them, an additional 5% interest.

On September 29, 2021, the partner CNOOC expressed its interest in exercising the call option. The estimated amount to be received by Petrobras at the closing of the operation for the portion of CNOOC is US$ 2,080, as follows: (i) US$ 1,450 for the compensation, subject to the adjustments provided for in the contract, which considers the same effective date of the Agreement on September 1, 2021, and; (ii) US$ 630 for the reimbursement of the signature bonus referring to the additional participation of CNOOC. The values will be updated until the transaction closing, expected to occur in the first quarter of 2022.

The assets related to this transaction were reclassified to assets held for sale (note 31).

The effectiveness of this transaction is subject to approval by the Administrative Council for Economic Defense (CADE), ANP and MME.

The CNODC partner did not express interest in the exercise of the call option. Thus, after the completion of purchase of additional 5% interest by CNOOC, Petrobras will hold 85% of the exploration and production rights of the surplus volumes of the Transfer of Rights Agreement of Búzios field, while CNOOC will hold 10% and CNODC, 5%. Moreover, considering all contracts in Búzios field (Transfer of Rights, Production Sharing and Concession of Tambuatá), Petrobras will hold an 88.99% interest, while CNOOC will hold 7.34% and CNODC, 3.67%.

d) Further information

The result of the operation is shown below:

Financial compensation received	2,938
Reimbursement of expenses	59
Disposition of other assets and liabilities – PP&E and Decommissioning	(976)
Disposition of signature bonuses	(1,390)
Total effect in the statement of income (within Other income and expenses)	631

Since this bidding relates to the surplus volume of fields with technical and commercial feasibility already defined, the signature bonus paid, in the amount of US$ 11,625, was transferred from intangible assets to property, plant and equipment after the Co-Participation Agreement became effective.

The volumes of reserves, considering the beginning of the effectiveness of the Búzios Field Agreement, will be progressively incorporated according to the certification criteria and are partially reflected in the estimates of proved reserves for December 31, 2021.

Atapu and Sépia

Petrobras acquired the rights for the exploration and production on these fields in the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing Regime, carried out by the ANP,

The rights in Atapu field were acquired in partnership with Shell Brasil (25%) and TotalEnergies EP (22.50%). Petrobras will hold a 52.50% interest and will operate the field.

Regarding Sépia field, Petrobras will be the operator with a 30% interest, in partnership with TotalEnergies EP (28%), Petronas (21%), and QP Brasil (21%).

The amounts corresponding to the signature bonus to be paid, are US$ 384 (R$ 2,141 million) for Atapu and US$ 376 (R$ 2,101 million) for Sépia, expected to be paid in the first quarter of 2022, when it will be recognized within intangible assets.

The effective date of the Co-participation Agreement was defined in MME Ordinance No. 519/2021, as the first business day subsequent to the certification by PPSA of the settlement of the compensation to Petrobras. On that date, Petrobras will sign this agreement with PPSA and the partners, which will regulate the coexistence of the Transfer of Rights Agreement with the Production Sharing Agreement.

The compensation for Atapu and Sépia will be paid by the partner companies to Petrobras, in proportion to their participation in the consortia, and corresponds, respectively, to US$ 1,545 and US$ 2,240. Petrobras expect to receive the compensation for Atapu until April 15, 2022, while for Sépia it will be defined with the consortium members. These values may be complemented based on positive changes in future Brent prices (earn out), between 2022 and 2032, according to MME Normative Ordinance No. 08/2021.

On the effective date of the agreements, assets associated with these fields will be partially written off, including the portion of the signature bonus paid by Petrobras due to the Transfer of Rights Agreement applicable to this field, in exchange for financial compensation, resulting in a transaction analogous to a sale. Then, the result of this transaction will be presented as other income or expenses. Any adjustments to reserve estimates will be incorporated by Petrobras in due course.

Itapu Co-participation Agreement

On July 9, 2021, Petrobras signed with Pré-sal Petróleo SA (PPSA) a Co-participation Agreement of Itapu, which will regulate the coexistence of the Transfer of Rights Agreement and the Production Sharing Contract for the Surplus volume of the Itapu field, in the pre-salt layer of Santos Basin.

Negotiations began after the bidding, held on November 6, 2019, in which Petrobras acquired 100% of the exploration and production rights of the surplus volume of the Transfer of Rights Agreement of Itapu field.

Petrobras and PPSA defined the Development Plan for the field, including estimates for production and recoverable volume. As a result, the Company’s share in the area is 51.708% for the Transfer of Rights Agreement, with a total recoverable volume of 350 million boe, and 48.292% for the Production Sharing Agreement, with a total recoverable volume of 319 million boe.

The assumptions for oil and gas prices, discount rate and cost metrics used for the purpose of calculating the compensation for the deferral of the cash flow of the transfer of rights and which will be recognized as cost in oil were established in MME Ordinance No. 213/2019.

According to ANP Board Resolution No. 811/2021 of December 22, 2021, the Agreement was approved, becoming effective on January 1, 2022

24.2.	Assumption of interest in concessions

Six blocks in the state of Amapá

In September 2020 and April 2021, respectively, the Company closed agreements with Total E&P Brasil Ltda (TotalEnergies), and BP Energy do Brasil Ltda (BP) regarding the participations of these companies in blocks located in ultra-deep waters in northern Brazil. TotalEnergies was the operator in 5 blocks with a 40% interest, while Petrobras and BP had 30% each one. BP also had a 70% interest in another block, also a partner of Petrobras (30%). With the closing of these agreements, Petrobras will hold 100% interest in these six blocks and become the sole operator.

As a result of these agreements, firmed between the parties and ANP in September 2021, Petrobras will receive US$ 199 as a compensation for the total assumption of the minimum exploratory program, of which US$ 139 was received at the closing of the operation, and the remaining balance to be received in June 2022.

The Company also registered an US$ 88 addition within intangible assets, measured at fair value, for the assumption of participation in these concessions, without disbursement made by the Company.

Thus, the Company recognized a US$ 287 gain (including the compensation and the addition of assets) recognized in other income and expenses.

Potiguar basin

In the last quarter of 2021, Petrobras and the ANP signed an amendment to the Concession Agreement relating to the deep waters in the Potiguar Basin, for the total assignment of the partners interest to Petrobras (BP 40% e Petrogal 20%), which will hold a 100% interest in this area.

Thus, the Company recorded an US$ 1 addition in intangible assets and of US$ 64 within property, plant and equipment, measured at fair value, due to the assumption of participation in the concession, and a US$ 65 gain within other income and expenses, without cash effects.

24.3.	Exploration rights returned to the Brazilian Agency of Petroleum, Natural Gas and Biofuels - Agência Nacional de Petróleo, Gás Natural e Biocombustíveis (ANP)

In 2021, 3 exploration areas in Santos and Potiguar basins were returned to the ANP (49 in 2020 in Camamu-Almada, Espírito Santo, Jequitinhonha, Potiguar, Recôncavo, Pelotas, Pernambuco-Paraíba, Santos and Sergipe-Alagoas basins), totaling US$ 3 (US$ 172 in 2020).

24.3.1.	Accounting policy for intangible assets

Intangible assets are measured at the acquisition cost, less accumulated amortization and impairment losses.

Internally-generated intangible assets are not capitalized and are expensed as incurred, except for development costs that meet the recognition criteria related to the completion and use of assets, probable future economic benefits, and others.

When the technical and commercial feasibility of oil and gas production is demonstrated for the first field in an area, the value of the signature bonus is reclassified to property, plant and equipment at their full value. While they are in intangible assets, they are not amortized. Other intangible assets with defined useful lives are amortized on a straight-line basis over their estimated useful lives.

If, when defining the first field of a block, there are exploratory activities being carried out in different locations in the block, so that oil and gas volumes can be estimated for other possible reservoirs in the area, then the value of the signature bonus is partially reclassified to PP&E, based on the ratio between the volume of oil and gas expected (oil in place - VOIP) of a specific reservoir and the total volume of oil and gas expected for all possible reservoirs in the area.

If exploratory activities in the remaining areas do not result in technical and commercial viability, the corresponding value of the signature bonus is not written off, but transferred to PP&E and added to the value of the signature bonus related to the location that was previously assessed as technically and commercially viable.

Intangible assets with an indefinite useful life are not amortized but are tested annually for impairment. Their useful lives are reviewed annually.